Share-Based Payments - Schedule of Expense Recognized for Employee Services Received (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	€ 3,208
Chief Executive Officer Grant | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	3,208
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	27,028	€ 7,641
Employee Stock Ownership Plan | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	20,016	6,786
Employee Stock Ownership Plan | Cost of Sales
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	896	114
Employee Stock Ownership Plan | Sales and Marketing Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	108	13
Employee Stock Ownership Plan | General and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	€ 6,008	€ 728
Share Appreciation Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received			€ 5,909
Share Appreciation Rights | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received			3,620
Share Appreciation Rights | Sales and Marketing Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received			14
Share Appreciation Rights | General and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received			€ 2,275